Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO McKim(1)		Co-PEO Battles(1)		Co-PEO Gerstenberg(1)		Average SCT Total for Non-PEO NEOs(3)(4) ($)	Average CAP to Non-PEO NEOs(3)(9) ($)	Value of Initial Fixed $100 Investment Based On:
Year	SCT Total(2) ($)	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)			TSR(5) ($)	Peer Group TSR(6) ($)	Net Income ('000)(7) ($)	Adjusted EBITDA ('000)(8) ($)
2023	2,296,564	3,620,475	4,917,312	9,168,758	4,938,543	10,246,152	1,344,687	3,379,706	203.46	172.43	377,856	1,012,570
2022	6,241,356	6,773,049	—	—	—	—	2,755,014	3,349,545	133.07	138.62	411,744	1,022,128
2021	5,612,724	6,601,096	—	—	—	—	2,931,679	3,736,275	116.35	153.53	203,247	676,606
2020	3,828,532	3,661,166	—	—	—	—	2,343,696	2,262,282	88.75	116.53	134,837	573,804

Company Selected Measure Name	AdjustedEBITDA ('000)(8)($)
Named Executive Officers, Footnote
(1)    During the period from January 1, 2023 through March 31, 2023 and for all of 2022, 2021 and 2020, the Company had one PEO, namely Alan S. McKim. Effective March 31, 2023, Michael L. Battles (who had previously served as the Company's Chief Financial Officer) and Eric. W. Gerstenberg (who had previously served as the Company's Chief Operating Officer) were appointed as the Company's Co-Chief Executive Officers, and served concurrently in that capacity for the remainder of 2023.
(2)    The dollar amounts reported in this column are the amounts of total compensation reported for Mr. McKim, Mr. Battles or Mr. Gerstenberg in the “Total” column of the Summary Compensation Table for years in which they held the role of PEO.
(3)    For 2023, the Non-PEO NEOs whose average compensation is reported in this column include Eric J. Dugas, Brian P. Weber, Robert E. Speights and Sharon M. Gabriel. For each of 2022 and 2021 the Non-PEO NEOs whose average compensation is reported in this column include Michael L. Battles, Eric W. Gerstenberg, Brian P. Weber and Robert E. Speights. For 2020, the Non-PEO NEOs whose average compensation is reported in this column include Michael L. Battles, Eric W. Gerstenberg, Brian P. Weber and Sharon M. Gabriel.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR based on a fixed investment of $100 on January 2, 2020. For each of the four fiscal years presented in the table above, the peer group was comprised of ABM Industries Incorporated, Advanced Drainage Systems, Inc., Chemed Corporation, Emcor Group, Inc., Enviri Corporation, GFL Environmental, Inc., Healthcare Services Group, Inc., Huntsman Corporation, Iron Mountain Incorporated, KBR, Inc, Quanta Services, Inc., Republic Services, Inc., Rollins, Inc., Stanley Black & Decker, Inc., Stericycle, Inc., Tetra Tech, Inc., Waste Connections, Inc., and Waste Management, Inc. Heritage-Crystal Clean, Inc. was previously included in the Peer Group but is no longer listed since being acquired by a private company in 2023, the Peer Group TSR values have been recast to reflect the current peer group for each of 2022, 2021 and 2020. The TSR of the peer group that included Heritage Crystal Clean for 2022, 2021 and 2020 is $140.46, $155.52 and $118.41, respectively.
Adjustment To PEO Compensation, Footnote
9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2023, 2022, 2021, and 2020 for the PEOs and the Non-PEO NEOs are included in the table below:

	PEO (Alan S. McKim)
Year	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$2,296,564	$6,241,356	$5,612,724	$3,828,532
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	—	1,199,998	1,293,846	1,406,079
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	—	1,492,575	1,384,608	1,835,380
Change in Fair Value of Prior Year Awards Unvested as of Year-End	1,134,728	159,314	150,020	(218,891)
Change in Fair Value of Prior Year Awards that Vested During Year	189,183	79,802	747,590	(377,776)
Total Additions to Compensation Actually Paid	1,323,911	1,731,691	2,282,218	1,238,713
Compensation Actually Paid	$3,620,475	$6,773,049	$6,601,096	$3,661,166

	Co-PEO (Michael L. Battles)
Year	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$4,917,312	$—	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	2,931,746	—	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	5,086,269	—	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	1,250,254	—	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	846,669	—	—	—
Total Additions to Compensation Actually Paid	7,183,192	—	—	—
Compensation Actually Paid	$9,168,758	$—	$—	$—

	Co-PEO (Eric W. Gerstenberg)
Year	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$4,938,543	$—	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	2,931,746	—	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	5,086,268	—	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	1,792,496	—	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	1,360,591	—	—	—
Total Additions to Compensation Actually Paid	8,239,355	—	—	—
Compensation Actually Paid	$10,246,152	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,344,687	$ 2,755,014	$ 2,931,679	$ 2,343,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,379,706	3,349,545	3,736,275	2,262,282
Adjustment to Non-PEO NEO Compensation Footnote
9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2023, 2022, 2021, and 2020 for the PEOs and the Non-PEO NEOs are included in the table below:

	Average of Non-PEO NEOs
Year	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$1,344,687	$2,755,014	$2,931,679	$2,343,696
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	342,733	1,371,984	1,604,777	1,308,804
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	1,281,296	1,706,493	1,643,335	1,909,616
Change in Fair Value of Prior Year Awards Unvested as of Year-End	844,916	325,300	543,138	(179,536)
Change in Fair Value of Prior Year Awards that Vested During Year	251,540	(65,278)	318,653	(346,796)
Change in Fair Value of Prior Year Awards that Forfeited During Year	—	—	(95,753)	(155,894)
Total Additions to Compensation Actually Paid	2,377,752	1,966,515	2,409,373	1,227,390
Compensation Actually Paid	$3,379,706	$3,349,545	$3,736,275	$2,262,282

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to the PEO (which, for 2023 is the average of the Compensation Actual Paid for 2023 to the Mr. McKim and the two Co-PEOs), and, on average, to the other NEOs, and the Company’s TSR and that of our peer group over the four most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to the PEO (which, for 2023 is the average of the total annual compensation paid for 2023 to Mr. McKim and the two Co-PEOs), and on average to the other NEOs, and the Company's net income during the four most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Net Income

Compensation Actually Paid vs. Company Selected Measure	on average, the other NEOs and the Company's Adjusted EBITDA during the four most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Adjusted EBITDA

Tabular List, Table

Performance Metrics
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Adjusted Return on Invested Capital
Revenue
TRIR

Total Shareholder Return Amount	$ 203.46	133.07	116.35	88.75
Peer Group Total Shareholder Return Amount	172.43	138.62	153.53	116.53
Net Income (Loss)	$ 377,856,000	$ 411,744,000	$ 203,247,000	$ 134,837,000
Company Selected Measure Amount	1,012,570,000	1,022,128,000	676,606,000	573,804,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	TRIR
Alan S. McKim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,296,564	$ 6,241,356	$ 5,612,724	$ 3,828,532
PEO Actually Paid Compensation Amount	3,620,475	6,773,049	6,601,096	3,661,166
Michael L. Battles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,917,312
PEO Actually Paid Compensation Amount	9,168,758
Eric W. Gerstenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,938,543
PEO Actually Paid Compensation Amount	10,246,152
PEO | Alan S. McKim [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,492,575	1,384,608	1,835,380
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,134,728	159,314	150,020	(218,891)
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,183	79,802	747,590	(377,776)
PEO | Alan S. McKim [Member] | Total Additions to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,323,911	1,731,691	2,282,218	1,238,713
PEO | Michael L. Battles [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,086,269
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,250,254
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,669
PEO | Michael L. Battles [Member] | Total Additions to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,183,192
PEO | Michael L. Battles [Member] | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,931,746
PEO | Eric W. Gerstenberg [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,086,268
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,792,496
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,591
PEO | Eric W. Gerstenberg [Member] | Total Additions to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,239,355
PEO | Eric W. Gerstenberg [Member] | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,931,746
Non-PEO NEO | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,281,296	1,706,493	1,643,335	1,909,616
Non-PEO NEO | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,916	325,300	543,138	(179,536)
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,540	(65,278)	318,653	(346,796)
Non-PEO NEO | Total Additions to Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,377,752	1,966,515	2,409,373	1,227,390
Non-PEO NEO | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,733	1,371,984	1,604,777	1,308,804
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (95,753)	$ (155,894)